Derivatives (Hedges of Net Investments in Foreign Operations) (Details) (Foreign Operations Hedges [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ 629	$ 331	$ (14)
Foreign currency forwards
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	407	69	(50)
Currency options
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gains (Losses) Deferred in AOCI (Effective Portion)	$ 222	$ 262	$ 36